Licensing Agreements (Details Textual) - USD ($)				1 Months Ended							12 Months Ended
	Jul. 10, 2017	Jan. 02, 2016	May 02, 2012	Nov. 30, 2017	Jan. 31, 2017	Jun. 30, 2015	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Apr. 30, 2011	Dec. 31, 2017	Dec. 31, 2016	Jan. 29, 2016	Oct. 01, 2015	Apr. 03, 2014
License Agreements [Line Items]
Stock Issued During Period, Value, Other												$ 2,445,000
Royalties Percentage			50.00%
License Fee Payable					$ 100,000
Equivalent Number Of Shares Issuable After Reverse Stock Splits		12,500
Milestone Payments For License Fees										$ 8,600,000
Sublicense Fee Percentage										18.00%
License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold								$ 20,000		$ 300,000		100,000
iCo [Member]
License Agreements [Line Items]
Stock Issued During Period, Value, Other									$ 1,000,000
Milestone Payments For License Fees											$ 32,000,000
Class Of Warrant Or Right Issued									10,000
Convertible Debt, Fair Value Disclosures									$ 200,000
iCo [Member] | Exclusive License Rights [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold									1,700,000
Yissum [Member]
License Agreements [Line Items]
Research Fees											250,000
Lonza [Member]
License Agreements [Line Items]
Royalty Rate Percent of Net Sales			1.00%
Royalty Rate Net Selling Price Of Product			1.50%
Shire Biochem [Member]
License Agreements [Line Items]
Effect on Future Cash Flows, Amount											26,000,000
Mab Life Sas [Member]
License Agreements [Line Items]
Royalty Rate Percent of Net Sales							0.60%
Payments to Acquire Businesses, Gross							$ 200,000
Business Acquisition Consideration Payable Gross							$ 600,000
Dalhousie University [Member] | Patent Coverage Available [Member]
License Agreements [Line Items]
Royalty Rate Percent of Net Sales															5.00%
Dalhousie University [Member] | Data Protection Available [Member]
License Agreements [Line Items]
Royalty Rate Percent of Net Sales															3.00%
Research And License Agreement [Member]
License Agreements [Line Items]
Stock Issued During Period, Value, Other				$ 225,000
Stock Issued During Period, Shares, Other				250,000
Cash Payment [Member] | iCo [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold									$ 500,000
Annual Payments License Cost [Member] | Lonza [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold			$ 500,000
Annual Payments Sublicense [Member] | Lonza [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold			$ 100,000
Cell Line Payments [Member] | Lonza [Member]
License Agreements [Line Items]
Royalty Rate Percent of Net Sales			2.00%
Pint Pharma International Sa [Member]
License Agreements [Line Items]
Milestone Payment Description	(i) 35% of Ceplene net sales in the Territory (ii) a milestone payment of $0.5 million when net sales of Ceplene in the Territory reach $10.0 million in any calendar year and (iii) a milestone payment of $1.25 million when net sales of Ceplene in the Territory reach $25.0 million in any calendar year (collectively, the “Ceplene Payments”).
Research and Development Arrangement [Member] | Yissum [Member]
License Agreements [Line Items]
Milestone Payments For License Fees						$ 4,500,000
Annual Increment In License Cost Percentage						3.00%
Annual Research Program Fund														$ 400,000
License And Research Agreement Effective Date						Jun. 25, 2020
Research and Development Arrangement [Member] | MaintenanceFee [Member] | Yissum [Member]
License Agreements [Line Items]
Annual Increment In License Cost Percentage						30.00%
Research and Development Arrangement [Member] | Minimum [Member] | Yissum [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold						$ 30,000
Research and Development Arrangement [Member] | Maximum [Member] | Yissum [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold						$ 100,000
Research and Development Arrangement [Member] | Maximum [Member] | Duein Secondto Sixth Year [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold										$ 100,000
Bionanosim Ltd [Member] | Research And License Agreement [Member]
License Agreements [Line Items]
Milestone Payments For License Fees													$ 4,500,000
Sublicense Fee Percentage		18.00%
Shares To BeIssued Upon Achievement		250,000
Bionanosim Ltd [Member] | Research And License Agreement [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold		$ 500,000
Bionanosim Ltd [Member] | Minimum [Member] | Research And License Agreement [Member] | Maintenance [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold		30,000
Bionanosim Ltd [Member] | Maximum [Member] | Research And License Agreement [Member] | Maintenance [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold		$ 100,000
Bionanosim Ltd [Member] | Licensing Agreements [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold											300,000	500,000
Bionanosim Ltd [Member] | In Process Research and Development [Member]
License Agreements [Line Items]
Research Fees											300,000	$ 200,000
Nanomabs [Member]
License Agreements [Line Items]
Research Fees											100,000
Royalty Rate Percent of Net Sales										4.50%
Percentage Of Equity Consideration										8.00%
Nanomabs [Member] | Research and Development Arrangement [Member] | Minimum [Member] | MaintenanceFee [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold										$ 30,000
Nanomabs [Member] | Research and Development Arrangement [Member] | Maximum [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold										1,800,000
Nanomabs [Member] | Research and Development Arrangement [Member] | Maximum [Member] | MaintenanceFee [Member] | License [Member]
License Agreements [Line Items]
Cost of Goods and Services Sold										$ 100,000
Endo PharmaceuticalsInc [Member]
License Agreements [Line Items]
Milestone Income Receivable											52,500,000
Additional Milestone Income Receivable											$ 30,000,000
Satt Sudest [Member] | Sublicense And Option Agreement [Member]
License Agreements [Line Items]
Upfront License Fee					$ 200,000
Ordinary Shares [Member] | iCo [Member]
License Agreements [Line Items]
Stock Issued During Period, Shares, Other									30,000
Ordinary Shares [Member] | Kadouche [Member]
License Agreements [Line Items]
Stock Issued During Period, Shares, Other								40,000